1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Loss per share) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Accounting Policies [Abstract]
Net Loss - Basic and Diluted	$ (381,890)	$ (296,439)	$ (1,178,793)	$ (1,160,638)
Basic Weighted Average Shares Outstanding	6,389,806	6,069,131	6,272,264	4,455,134
Loss Per Share
Basic	$ (.06)	$ (.05)	$ (0.19)	$ (0.26)
Diluted	$ (.06)	$ (.05)	$ (0.19)	$ (0.26)